UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4079

John Hancock Equity Trust (Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210 (Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Attorney & Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210 (Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324
Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

Technology Leaders

7.31.2006

Quarterly Portfolio Holdings

John Hancock

JOHN HANCOCK FUNDS

John Hancock Technology Leaders Securities owned by the Fund on July 31, 2006 (unaudited)

Issuer	Shares	Value

Common stocks 87.13%		$2,259,225
(Cost $2,199,118)

Application Software 2.71%		70,163

BEA Systems, Inc. (I)	4,160	48,838
Quest Software, Inc. (I)	1,560	21,325
Broadcasting & Cable TV 1.43%		37,120

XM Satellite Radio Holdings, Inc. (Class A) (I)	3,200	37,120
Communications Equipment 15.58%		403,984

Cisco Systems, Inc. (I)	3,640	64,974
Comverse Technology, Inc. (I)	2,925	56,686
Corning, Inc. (I)	4,700	89,629
Finisar Corp. (I)(L)	9,100	25,480
Nokia Corp., American Depositary Receipt (ADR) (Finland)	3,400	67,490
Novatel Wireless, Inc. (I)	3,200	35,392
QUALCOMM, Inc.	1,408	49,646
Redback Networks, Inc. (I)	950	14,687
Computer Hardware 3.75%		97,122

Apple Computer, Inc. (I)	1,030	69,999
Hewlett-Packard Co.	850	27,123
Data Processing & Outsourced Services 3.31%		85,805

Euronet Worldwide, Inc. (I)	1,650	41,927
Fiserv, Inc. (I)	1,005	43,878
Electronic Manufacturing Services 1.25%		32,340

Jabil Circuit, Inc. (I)	1,400	32,340
Home Entertainment Software 1.42%		36,934

Electronic Arts, Inc. (I)	784	36,934
Household Appliances 1.72%		44,651

iRobot Corp. (I)(L)	2,550	44,651
Human Resource & Employment Services 1.93%		50,000

Monster Worldwide, Inc. (I)	1,250	50,000
Integrated Oil & Gas 2.12%		54,975

Sasol Ltd. (ADR) (South Africa)	1,500	54,975

John Hancock Technology Leaders Securities owned by the Fund on July 31, 2006 (unaudited)

Internet Software & Services 9.98%			258,863

Akamai Technologies, Inc. (I)		1,755	69,551
eBay, Inc. (I)		1,008	24,263
Google, Inc. (Class A)(I)		210	81,186
Yahoo!, Inc. (I)		3,090	83,863
Movies & Entertainment 2.91%			75,472

Walt Disney Co. (The)		2,542	75,472
Oil & Gas Equipment & Services 3.42%			88,744

Grant Prideco, Inc. (I)		1,950	88,744
Semiconductor Equipment 6.57%			170,364

Cymer, Inc. (I)		1,400	54,768
MEMC Electronic Materials, Inc. (I)		3,800	115,596
Semiconductors 11.68%			302,788

Analog Devices, Inc.		1,365	44,130
Broadcom Corp. (Class A) (I)		2,177	52,226
Maxim Integrated Products, Inc.		1,325	38,929
Texas Instruments, Inc.		2,560	76,237
Trident Microsystems, Inc. (I)		5,300	91,266
Systems Software 14.11%			365,830

Adobe Systems, Inc.		2,089	59,557
Microsoft Corp.		2,900	69,687
Oracle Corp. (I)		6,950	104,042
Quality Systems, Inc. (I)		2,000	66,240
Red Hat, Inc. (I)		2,800	66,304
Wireless Telecommunication Services 3.24%			84,070

American Tower Corp. (Class A) (I)		1,550	52,390
Sprint Nextel Corp.		1,600	31,680

	Interest	Par value
Issuer, description, maturity date	rate (%)	($000)	Value

Short-term investments 12.87%			$333,906
(Cost $333,906)

Joint Repurchase Agreement 10.33%			268,000

Investment in a joint repurchase agreement transaction with Morgan
Stanley - Dated 7-31-06 due 8-1-06 (Secured by U.S. Treasury Inflation
Indexed Bond 3.625% due 4-15-28)	5.250	268	268,000
		Shares
Cash Equivalents 2.54%			65,906

AIM Cash Investment Trust (T)		65,906	65,906

Total investments 100.00%			$2,593,131

John Hancock Technology Leaders Footnotes to Schedule of Investments July 31, 2006 (unaudited)

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of July 31, 2006.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on July 31, 2006, including short-term investments, was $2,533,024. Gross unrealized appreciation and depreciation of investments aggregated $285,323 and $225,216, respectively, resulting in net unrealized appreciation of $60,107.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Sovereign Asset Management LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives	**1-800-225-5291**
	24-hour automated information	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Technology Leaders.

060Q3 7/06
9/06

JOHN HANCOCK

Growth Trends Fund

7.31.2006 Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock Growth Trends Fund Securities owned by the Fund on July 31, 2006 (unaudited)

Issuer	Shares	Value

Common stocks 94.53%		$108,654,614
(Cost $92,623,085)

Application Software 2.88%		3,312,608

BEA Systems, Inc. (I)(L)	57,900	679,746
Mentor Graphics Corp. (I)	91,000	1,253,980
OpenTV Corp. (Class A) (I)(L)	146,350	462,466
Red Hat, Inc. (I)(L)	38,700	916,416

Asset Management & Custody Banks 4.88%		5,609,458

Bank of New York Co., Inc. (The)	72,220	2,427,313
Franklin Resources, Inc.	9,500	868,775
Northern Trust Corp.	3,700	211,270
State Street Corp.	35,000	2,102,100

Biotechnology 5.07%		5,822,662

Amgen, Inc. (I)	24,500	1,708,630
Genentech, Inc. (I)	9,600	775,872
Gilead Sciences, Inc. (I)	18,000	1,106,640
Invitrogen Corp. (I)	15,000	926,850
Medarex, Inc. (I)	41,800	390,830
OSI Pharmaceuticals, Inc. (I)	16,000	534,240
Regeneration Technologies, Inc. (I)	65,000	379,600

Communications Equipment 7.34%		8,433,249

Cisco Systems, Inc. (I)	120,450	2,150,033
Comverse Technology, Inc. (I)	44,300	858,534
Corning, Inc. (I)	55,500	1,058,385
Finisar Corp. (I)(L)	92,400	258,720
Motorola, Inc.	66,509	1,513,745
Nokia Corp., American Depositary Receipt (ADR) (Finland)	32,036	635,915
Novatel Wireless, Inc. (I)	42,650	471,709
QUALCOMM, Inc.	42,150	1,486,208

Computer Hardware 2.86%		3,282,176

Apple Computer, Inc. (I)	9,100	618,436
Hewlett-Packard Co.	61,765	1,970,920
International Business Machines Corp.	8,950	692,820

Consumer Finance 2.08%		2,390,175

American Express Co.	36,250	1,887,175
SLM Corp.	10,000	503,000

Data Processing & Outsourced Services 0.51%		582,097

Euronet Worldwide, Inc. (I)	22,150	562,832
MasterCard, Inc. (Class A) (I)	420	19,265

John Hancock Growth Trends Fund Securities owned by the Fund on July 31, 2006 (unaudited)

Diversified Banks 9.08%		10,441,675

Bank of America Corp.	79,674	4,105,600
HSBC Holdings Plc, (ADR) (United Kingdom)	2,380	216,485
Wachovia Corp.	58,905	3,159,075
Wells Fargo & Co.	40,925	2,960,515
Diversified Chemicals 1.50%		1,721,845

Bayer AG (Germany) (C)	35,000	1,721,845
Diversified Financial Services 4.32%		4,969,367

Citigroup, Inc.	73,000	3,526,630
JPMorgan Chase & Co.	21,150	964,863
National Financial Partners Corp.	10,610	477,874
Electronic Manufacturing Services 1.51%		1,737,330

Jabil Circuit, Inc. (I)	19,900	459,690
MEMC Electronic Materials, Inc. (I)	42,000	1,277,640
Health Care Equipment 4.34%		4,989,741

Baxter International, Inc.	40,000	1,680,000
Boston Scientific Corp. (I)	36,799	625,951
Haemonetics Corp. (I)	30,000	1,316,100
SonoSite, Inc. (I)	30,000	968,400
Stereotaxis, Inc. (I)	41,400	353,970
Varian Medical Systems, Inc. (I)	1,000	45,320
Health Care Facilities 1.09%		1,251,250

Manor Care, Inc.	25,000	1,251,250
Health Care Services 3.01%		3,464,489

Aveta, Inc. (I)(S)	97,210	1,555,360
Nektar Therapeutics (I)	105,000	1,711,500
Systems Xcellence, Inc. (Canada) (I)	16,360	197,629
Health Care Supplies 1.01%		1,161,300

PolyMedica Corp.	30,000	1,161,300
Household Appliances 0.50%		569,075

iRobot Corp. (I)(L)	32,500	569,075
Human Resource & Employment Services 0.57%		660,000

Monster Worldwide, Inc. (I)	16,500	660,000
Insurance Brokers 0.37%		428,426

Marsh & McLennan Cos., Inc.	15,850	428,426
Integrated Oil & Gas 0.66%		760,488

Sasol Ltd. (ADR) (South Africa)	20,750	760,488

John Hancock Growth Trends Fund Securities owned by the Fund on July 31, 2006 (unaudited)

Integrated Telecommunication Services 0.29%		335,757

NeuStar, Inc. (Class A) (I)	10,880	335,757

Internet Retail 0.19%		213,348

Redback Networks, Inc. (I)	13,800	213,348

Internet Software & Services 1.87%		2,144,500

Akamai Technologies, Inc. (I)	25,350	1,004,620
Yahoo!, Inc. (I)	42,000	1,139,880

Investment Banking & Brokerage 4.29%		4,934,553

Goldman Sachs Group, Inc. (The)	11,550	1,764,262
Legg Mason, Inc. (L)	12,150	1,014,161
Lehman Brothers Holdings, Inc.	10,500	681,975
Merrill Lynch & Co., Inc.	6,500	473,330
Morgan Stanley	15,050	1,000,825

Life & Health Insurance 0.97%		1,119,666

Aflac, Inc.	18,300	807,762
Conseco, Inc. (I)	13,680	311,904

Managed Health Care 1.29%		1,480,030

Aetna, Inc.	47,000	1,480,030

Multi-Line Insurance 4.46%		5,126,361

American International Group, Inc.	55,900	3,391,453
Genworth Financial, Inc. (Class A)	37,100	1,272,530
Hartford Financial Services Group, Inc. (The)	5,450	462,378

Oil & Gas Equipment & Services 1.12%		1,283,382

Grant Prideco, Inc. (I)	28,200	1,283,382

Pharmaceuticals 13.54%		15,562,861

Abbot Laboratories	20,000	955,400
Anesiva, Inc. (I)	60,000	438,000
Aspreva Pharmaceuticals Corp. (Canada) (I)	27,800	669,702
Astellas Pharma, Inc. (Japan)	31,545	1,257,004
AstraZeneca Plc (United Kingdom)	30,000	1,830,900
Barr Pharmaceuticals, Inc. (I)	8,000	398,080
Cubist Pharmaceuticals, Inc. (I)	75,000	1,719,000
Johnson & Johnson	20,000	1,251,000
Roche Holding AG (Switzerland)	7,000	1,244,975
Schering-Plough Corp.	60,000	1,226,400
Sepracor, Inc. (I)	14,000	691,600
Shire Plc, (ADR) (United Kingdom)	80,000	3,880,800

Property & Casualty Insurance 0.98%		1,121,985

Ambac Financial Group, Inc. (L)	13,500	1,121,985

John Hancock Growth Trends Fund Securities owned by the Fund on July 31, 2006 (unaudited)

Reinsurance 1.92%			2,207,000

PartnerRe Ltd. (Bermuda)		25,300	1,571,889
Platinum Underwriters Holdings Ltd. (Bermuda)		22,450	635,111
Semiconductor Equipment 0.63%			727,632

Cymer, Inc. (I)		18,600	727,632
Semiconductors 2.84%			3,260,270

Broadcom Corp. (Class A) (I)(L)		31,425	753,886
Texas Instruments, Inc.		43,195	1,286,347
Trident Microsystems, Inc. (I)(L)		70,850	1,220,037
Systems Software 4.83%			5,556,125

Adobe Systems, Inc. (I)		11,950	340,695
Macrovision Corp. (I)		39,750	779,895
Microsoft Corp.		121,850	2,928,056
Oracle Corp. (I)		100,700	1,507,479
Thrifts & Mortgage Finance 1.13%			1,300,833

Countrywide Financial Corp.		18,000	644,940
Hudson City Bancorp, Inc.		50,570	655,893
Wireless Telecommunication Service 0.60%			692,900

American Tower Corp. (Class A) (I)		20,500	692,900

	Interest	Par value
Issuer, description, maturity date	rate (%)	($000)	Value

Short-term investments 5.47%			$6,288,372
(Cost $6,288,372)

Joint Repurchase Agreement 0.68%			780,000

Investment in a joint repurchase agreement transaction with Morgan
Stanley - Dated 7-31-06 due 8-01-06 (Secured by U.S. Treasury
Inflation Indexed Bond 3.625% due 4-15-28)	5.250	780	780,000

		Shares
Cash Equivalents 4.79%			5,508,372

AIM Cash Investment Trust (T)		5,508,372	5,508,372

Total investments 100.00%			$114,942,986

John Hancock Growth Trends Fund Footnotes to Schedule of Investments July 31, 2006 (unaudited)

(C) Parenthetical disclosure of a country in the security description represents country of issuer; however, the security is euro-denominated.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of July 31, 2006.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,555,360 or 1.35% of the Fund's total investments as of July 31, 2006.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on July 31, 2006, including short-term investments, was $98,911,457. Gross unrealized appreciation and depreciation of investments aggregated $21,644,866 and $5,613,337, respectively, resulting in net unrealized appreciation of $16,031,529.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Sovereign Asset Management LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives 24-hour automated information TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Growth Trends Fund.

460Q3 7/06
9/06

JOHN HANCOCK

Small Cap Fund

7.31.2006 Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock Small Cap Fund Securities owned by the Fund on July 31, 2006 (unaudited)

Issuer	Shares	Value

Common stocks 83.15%		$235,813,213
(Cost $226,968,841)

Apparel Retail 1.31%		3,722,293

New York & Co., Inc. (I)(L)	367,090	3,722,293
Apparel, Accessories & Luxury Goods 3.07%		8,703,098

Hartmarx Corp. (I)	334,730	2,095,410
Warnaco Group, Inc. (The) (I)	371,010	6,607,688
Application Software 4.00%		11,328,985

Parametric Techonology Corp. (I)	265,350	4,102,311
Transaction Systems Architects, Inc. (Class A) (I)	195,210	7,226,674
Auto Parts & Equipment 2.49%		7,053,536

LKQ Corp. (I)(L)	314,890	7,053,536
Coal & Consumable Fuels 0.98%		2,784,024

James River Coal Co. (I)(L)	128,060	2,784,024
Communications Equipment 2.40%		6,814,512

Avocent Corp. (I)	266,400	6,814,512
Computer Storage & Peripherals 0.91%		2,566,067

Pressteck, Inc. (I)(L)	319,560	2,566,067
Electronic Equipment Manufacturers 3.66%		10,386,474

Daktronics, Inc. (L)	369,100	10,386,474
Electronic Manufacturing Services 3.67%		10,412,904

Trimble Navigation Ltd. (I)	216,800	10,412,904
General Merchandise Stores 1.50%		4,256,544

Big Lots, Inc. (I)(L)	263,400	4,256,544
Health Care Equipment 7.70%		21,830,463

Cantel Medical Corp. (I)	311,700	4,482,246
Hologic, Inc. (I)	142,490	6,399,226
IRIS International, Inc. (I)(L)	180,160	2,165,523
Kensey Nash Corp. (I)(L)	170,820	4,827,373
SurModics, Inc. (I)(L)	110,660	3,956,095
Health Care Facilities 1.58%		4,485,823

LifePoint Hospitals, Inc. (I)(L)	133,150	4,485,823

John Hancock Small Cap Fund Securities owned by the Fund on July 31, 2006 (unaudited)

Health Care Services 1.89%		5,365,731

Air Methods Corp. (I)	17,030	327,828
inVentiv Health, Inc. (I)	180,570	5,037,903
Health Care Supplies 2.31%		6,553,506

Inverness Medical Innovations, Inc. (I)(L)	220,360	6,553,506
Health Care Technology 0.87%		2,460,847

Emageon, Inc. (I)	162,970	2,460,847
Home Entertainment Software 1.08%		3,054,278

Take-Two Interactive Software, Inc. (I)(L)	285,180	3,054,278
Homefurnishing Retail 1.39%		3,950,142

Cost Plus, Inc. (I)(L)	292,820	3,950,142
Hotels, Resorts & Cruise Lines 2.59%		7,339,387

Gaylord Entertainment Co. (I)	192,030	7,339,387
Industrial Machinery 3.13%		8,881,113

CLARCOR, Inc. (L)	169,430	4,816,895
Watts Water Technologies, Inc.	139,520	4,064,218
IT Consulting & Other Services 1.44%		4,087,882

Lionbridge Technologies, Inc. (I)	680,180	4,087,882
Oil & Gas Drilling 1.28%		3,632,614

Hercules Offshore, Inc. (I)	101,640	3,632,614
Oil & Gas Equipment & Services 2.11%		5,997,586

Dresser-Rand Group, Inc. (I)	228,210	5,196,342
Metretek Technologies, Inc. (I)(L)	47,950	801,244
Oil & Gas Exploration & Production 4.09%		11,587,154

Forest Oil Corp. (I)	87,000	2,915,370
Mariner Energy, Inc. (I)	70,440	1,268,624
PetroQuest Energy, Inc. (I)	633,290	7,403,160
Personal Products 3.82%		10,838,583

Inter Parfums, Inc.	219,510	4,006,057
Playtex Products, Inc. (I)	603,580	6,832,526
Property & Casualty Insurance 4.41%		12,494,737

James River Group, Inc. (I)	51,140	1,403,282
National Interstate Corp.	141,530	3,645,813
Philadelphia Consolidated Holding Corp. (I)	219,830	7,445,642
Publishing 1.23%		3,482,666

Courier Corp.	97,390	3,482,666

John Hancock Small Cap Fund Securities owned by the Fund on July 31, 2006 (unaudited)

Railroads 1.78%			5,046,784

Genesee & Wyoming, Inc. (I)		191,820	5,046,784
Regional Banks 4.66%			13,215,080

Boston Private Financial Holdings, Inc.		213,790	5,372,543
First Community Bancorp. (Class A) (L)		88,480	4,855,782
Placer Sierra Bancshares		137,070	2,986,755
Semiconductors 1.61%			4,555,007

Silicon Image, Inc. (I)		430,530	4,555,007
Specialty Chemicals 4.46%			12,645,262

Arch Chemicals, Inc.		140,470	4,978,257
Cytec Industries, Inc.		143,550	7,667,005
Specialty Stores 2.18%			6,190,313

Build-A-Bear Workshop, Inc. (I)(L)		182,910	3,855,743
Tractor Supply Co. (I)(L)		51,040	2,334,570
Systems Software 1.25%			3,547,614

Secure Computing Corp. (I)		638,060	3,547,614
Thrifts & Mortgage Finance 1.10%			3,132,902

TierOne Corp.		92,090	3,132,902
Water Utilities 1.20%			3,409,302

Aqua America, Inc. (L)		156,390	3,409,302

	Interest	Par value
Issuer, description, maturity date	rate (%)	($000)	Value

Short-term investments 16.85%			$47,781,803
(Cost $47,781,803)

Joint Repurchase Agreement 1.21%			3,430,000

Investment in a joint repurchase agreement transaction with Morgan
Stanley - Dated 7-31-06 due 8-01-06 (Secured by U.S. Treasury
Inflation Indexed Bond 3.625% due 4-15-28)	5.250	3,430	3,430,000
		Shares
Cash Equivalents 15.64%			44,351,803

AIM Cash Investment Trust (T)		44,351,803	44,351,803

Total investments 100.00%			$283,595,016

John Hancock Small Cap Fund Footnotes to Schedule of Investments July 31, 2006 (unaudited)

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of July 31, 2006.

(T) Represents investment of securities lending collateral.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on July 31, 2006, including short-term investments, was $274,750,644. Gross unrealized appreciation and depreciation of investments aggregated $31,293,865 and $22,449,493, respectively, resulting in net unrealized appreciation of $8,844,372.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Independence Investments LLC
53 State Street
Boston, Massachusetts 02109

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives 24-hour automated information TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Small Cap Fund.

820Q3 7/06
9/06

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Equity Trust

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: September 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: September 26, 2006

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Executive Vice President and Chief Financial Officer

Date: September 26, 2006